Loan Commitments - Schedule of Outstanding Loan Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Fixed [Member] | Revolving, open-end lines secured by real estate [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Fixed [Member] | Commitments to fund real estate construction loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Fixed [Member] | Commercial and industrial loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	29	90
Fixed [Member] | Other [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	122	460
Fixed [Member] | Letters of credit [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments
Variable [Member] | Revolving, open-end lines secured by real estate [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	17,614	14,965
Variable [Member] | Commitments to fund real estate construction loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	8,985	10,272
Variable [Member] | Commercial and industrial loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	287	370
Variable [Member] | Other [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	632	741
Variable [Member] | Letters of credit [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Outstanding loan commitments	$ 310	$ 212